NOTE 14 - PREPAID EXPENSES AND OTHER CURRENT ASSETS - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Prepaid expenses and other current assets
Rent	$ 0	$ 3,962
Directors & officers insurance	31,491	0
Professional fees	10,000	52,739
Other vendors	24,729	32,540
Prepaid expenses and other current assets	$ 66,220	$ 89,241